Financial Instruments (Details 4) ₪ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) Transactions	Dec. 31, 2016 ILS (₪) Transactions
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Value	₪ 1,994	₪ 1,994
Fair Value	(200)	(176)
Capital reserve	₪ 48	₪ 54
Debentures (Series 6) [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Repayment date	December 2018 - December 2022	December 2018 - December 2022
Number of transactions | Transactions	9	9
Value	₪ 1,994	₪ 1,994
Fair Value	(200)	(176)
Capital reserve	₪ 48	₪ 54